UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-7586



                 American High-Income Municipal Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: January 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

[photo of a crane from an office building window]

Semi-annual report for the six months ended January 31, 2004

American High-Income Municipal Bond Fund(R) seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2003 (the most recent calendar quarter):


                                                                                                               Lifetime
                                                                        1 year            5 years       (since 9/26/94)
Class A shares
reflecting 3.75% maximum sales charge                                   +2.27%             +3.88%                +6.38%

The fund's 30-day yield for Class A shares as of February 29, 2004, reflecting the 3.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 3.64%. This is equivalent to a taxable yield of 5.60% for investors in the 35% tax bracket.

Please see page 44 for results and other important information for other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income may be subject to state and local income taxes and/or federal alternative taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.

[small photo of a crane from an office building window]

FELLOW SHAREHOLDERS:

For the six months ended January 31, 2004, American High-Income Municipal Bond Fund produced a total return of 5.4%. Although this return is relatively attractive for a six-month span, it nonetheless fell short of the average return posted by its peers -- 5.8% as recorded by Lipper.

In general, municipal bonds posted impressive returns for the period, besting taxable government bond sectors such as Treasuries and federal agencies. For reference, the Lehman Brothers Municipal Bond Index, which measures the investment-grade market, produced a 5.7% return, while the Lehman Brothers Municipal High Yield Index recorded an extraordinary 10% return -- a result that owes heavily to recovering prices for airline debt. Indexes are unmanaged and their returns do not include expenses.

During this period, shareholders received dividends totaling 35.4 cents a share. Those who reinvested these dividends realized an income return of 2.39% (4.78% annualized), which is equivalent to a taxable income return of 3.68% (7.36% annualized) for investors in the 35% federal income tax bracket. Shareholders who took dividends in cash received an income return of 2.37% and saw the value of their holdings rise 3%.

[Begin Sidebar]
Results at a glance
(For periods ended January 31, 2004, with distributions reinvested)

                                                       Average annual              Cumulative
                                                        total return              total return              Lipper ranking*

1 year                                                      --                      +  7.4%                      36 of 80
5 years                                                     +4.7%                    +25.9                        6 of 54
Lifetime (since 9/26/94)                                    +6.8                     +85.8                        3 of 29

*Rankings are based on total return versus comparable high-yield municipal debt funds, according to Lipper. Rankings do not reflect the effect of sales charges. [End Sidebar]

ECONOMIC AND MARKET REVIEW

The fund's reporting period began August 1, 2003, in a period of rising interest rates that weakened the value of all bonds. (A bond's yield and its price move inversely, so when interest rates climb, prices for existing bonds decline.) This period of rising rates began in mid-June and extended through August. Much of the increase stemmed from anxious investors who worried that a strengthening economy would lead to inflationary pressures and pre-emptive measures by the Federal Reserve Board.

A much different atmosphere governed the remainder of the period. In early September, bond prices began to improve as evidence of inflation failed to emerge. Importantly, the Federal Reserve sought to assuage investor anxiety by vowing to keep short-term interest rates low "for a considerable period." This helped foster a supportive environment for bonds in general, and as a result, bond prices gradually strengthened.

Overall, long-term debt fared better than most short-term debt. This is often the case when interest rates are trending lower, as they did through much of the period. Additionally, strengthening prices for municipal debt meant that yields no longer approximated those of Treasuries, as was the case just one year ago. By the end of the period, the yield rate on municipals had returned to historical levels of approximately 80%-90% of comparable Treasury yields.

Despite fluctuations during the past year, interest rates remain close to their 40-year lows. This creates an inviting situation for borrowers, which include many cash-strapped municipal governments. Not surprisingly then, new issuance in the municipal market reached record levels in calendar 2003. Most of the new debt was well received, but unfortunately for the fund, little of it was high yield.

Going forward, the historically low interest rate environment is unlikely to persist if the economy remains strong and employment improves. The next major move in rates could be higher, and that would have a negative impact on bond prices.

HOW THE FUND RESPONDED

During the period, the fund pursued a somewhat defensive investment strategy. One example is the fund's exposure to airline-related debt, which is minimal (less than 1% of holdings). During the period, airline debt scored some of the highest returns in the municipal market and was a major factor in the extraordinary returns of the Lehman Brothers Municipal High Yield Index. However, the fund's portfolio counselors grew concerned about the level of risk attached to these securities and avoided adding to holdings in this sector.

The prospect of higher interest rates early in the period also compelled the fund's counselors to seek investments with shorter maturities. Short-term bonds generally hold their value better than long-term bonds during periods of rising interest rates. As a result, the average maturity of portfolio holdings declined to 7.1 years at the end of the period from 8.8 at the start. This caution hindered the fund slightly during the latter part of the period, but continues to afford a buffer against further rate rises.

The fund continued to invest in tax assessment (land-secured) bonds, a sector where the risks are well understood by the fund's professionals. These bonds have historically provided solid long-term results for the fund and remain a significant portion (about 16%) of portfolio holdings. The fund's holdings in hospital bonds (about 12% of portfolio holdings) also helped bolster results during the period, while new investment opportunities were found among pollution control revenue bond issuers and in the tobacco settlement sector.

Finally, we take this opportunity to welcome the many new shareholders of American High-Income Municipal Bond Fund. Over the past six months, the number of shareholder accounts increased more than 32%, while the net assets of the fund rose nearly 13%. We encourage all shareholders, old and new, to share our long-term investment perspective and not chase after short-term returns. Investing with a long-term view is more than a philosophy at the American Funds:
It is a practice that guides every investment decision we make, and it is a means to help evaluate our success. The table on page 1 offers a sketch of the fund's long-term track record. Six months from now, the fund will mark its 10th anniversary, and we will then take a closer look at the long-term record of the fund. We look forward to reporting to you then.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Mark R. Macdonald
Mark R. Macdonald
President

March 19, 2004





INVESTMENT PORTFOLIO
January 31, 2004                                                     unaudited

Quality rating*
[pie chart]
Aaa/AAA 12.7%
Aa/AA 11.5%
A/A 10.2%
Baa/BBB 27.0%
Ba/BB 21.2%
B/B 8.4%
Caa/CCC or less 0.5%
Cash & equivalents 8.5%


* Bond ratings reflect those of credit rating agencies; if ratings are not available, they are assigned by the fund's research analysts.

[end pie chart]




                                                                                          Principal              Market
                                                                                             amount               value
FIXED INCOME SECURITIES -  91.54%                                                              (000)              (000)

ALABAMA  -  0.58%
21st Century Auth., Tobacco Settlement Rev. Bonds, Series 2001, 5.25% 2009                  $ 2,215             $ 2,314
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
   (International Paper Co. Projects), Series 2003-A, 5.00% 2013                              1,500               1,606
Special Care Fac. Fncg. Auth. of the City of Huntsville - Carlton Cove,
   Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001,
   8.125% 2031                                                                                6,000               3,311


ALASKA  -  0.92%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A,
    AMT, MBIA insured, 5.50% 2010                                                             1,775               1,997
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2000, 5.60% 2010                                                                      1,000               1,008
 Series 2000, 6.20% 2022                                                                      1,570               1,568
 Series 2001, 5.375% 2021                                                                     7,625               6,851


ARIZONA  -  0.69%
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds, Series 1999-A1,
    AMT, 5.45% 2011                                                                           1,675               1,853
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
    Series 2002, 3.00% 2005                                                                   2,000               2,061
Industrial Dev. Auth. of the County of Navajo, Industrial Dev. Rev. Bonds
    (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027                             3,600               3,649
Industrial Dev. Auth. of the County of Pima, Education Rev. Bonds (Charter
    Schools Project), Series 2002-E, 7.25% 2031                                               1,000               1,031


CALIFORNIA  -  8.89%
Various Purpose G.O. Bonds 5.25% 2018                                                         2,000               2,096
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
    Bonds, Series 2003-A1, 6.25% 2033                                                         2,500               2,439
Joint Powers Health Fncg. Auth., Centers Cert. of Part., Community Medical
    (Community Hospitals of Central California Project), Series 2001, 5.00% 2012              1,320               1,382
Pollution Control Fncg. Auth., AMT:
 Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
    Series 1998-A, 5.10% 2018 (put 2008)                                                      4,000               4,302
 Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc.
    Project), BFI Corp., Guarantee, Series 1996-A, 5.80% 2016                                 3,000               2,841
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
    County at Delano II), Series 2003-C:
 5.50% 2015                                                                                   3,225               3,502
 5.50% 2017                                                                                   5,000               5,346
 5.50% 2018                                                                                   1,000               1,061
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
    (Mortgage-backed Securities Program), Series 1995-B, AMT, 7.75% 2026                         20                  20
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
    Apartment Communities, LP):
 Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                   7,000               7,464
 Series 1998-A3, 5.10% 2025 (put 2010)                                                        3,000               3,204
Tobacco Securitization Auth. of Northern California., Tobacco Settlement
    Asset-backed Bonds, Series 2001-B  (Sacramento County Tobacco
    Securitization Corp.), 5.00% 2028                                                           500                 448
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A:
 6.00% 2015                                                                                   1,500               1,699
 AMBAC insured, 5.50% 2016                                                                    1,000               1,121
 5.875% 2016                                                                                  1,500               1,674
 5.75% 2017                                                                                   2,500               2,755
 5.375% 2022                                                                                  2,000               2,069
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
    Series B, 5.80% 2011                                                                      1,370               1,478
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Rev. Bonds (San Diego Hospital Association):
  Series 2001-A, 6.125% 2020                                                                  3,000               3,188
  Series 2003-C, 5.375% 2021                                                                  1,500               1,509
 Rev. Ref. Cert. of Part. (American Baptist Homes Foundation), Series 1998-A,
    6.10% 2017                                                                                1,650               1,656
 Southern California Presbyterian Homes Obligated Group (Redwood Senior Homes
    and Services), Rev. Bonds, Series 2002, 6.125% 2032                                       1,000               1,020
Community Facs. District No. 90-2 of the Capistrano Unified School District
    (Talega), Improvement Area No. 2002-1, Special Tax Bonds, Series 2003,
    6.00% 2033                                                                                2,410               2,442
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special
    Tax Bonds, 6.95% 2030                                                                     1,000               1,078
City of Chula Vista, Community Facs. Dist. No. 97-3 (Otay Ranch McMillin Spa
    One), Special Tax Bonds, Series 1999, 6.05% 2029                                          1,415               1,446
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
    Special Tax Bonds, Series 1999, 6.125% 2016                                                 995               1,048
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
    7.00% 2024                                                                                3,000               3,230
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
    Series 1999:
 6.50% 2015                                                                                   1,000               1,078
 6.625% 2030                                                                                  1,000               1,059
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
    Special Tax Bonds, Series 2003-A, 6.125% 2033                                             5,000               5,062
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
    Project), Series 1995-A (preref. 2005):
 6.10% 2010                                                                                   1,000               1,086
 6.125% 2015                                                                                  2,500               2,716
 MBIA insured, 6.125% 2015                                                                    1,000               1,086
 6.125% 2023                                                                                  1,500               1,630
 MBIA insured, 6.125% 2023                                                                    2,500               2,716
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized -
    Ridgecroft Apartments Project), Series 1997-E, AMT, 6.00% 2017                              500                 527
Community Facs. Dist. No. 2001-1 of the County of Orange (Ladera Ranch),
    Special Tax Bonds:
 Series 2002-A, 6.00% 2025                                                                    1,000               1,021
 Series 2003-A:
  5.00% 2017                                                                                  1,000               1,002
  5.55% 2033                                                                                  1,500               1,507
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre),
    Special Tax Ref. Bonds, Series 1998, 6.75% 2015                                           2,800               3,037
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax
    Bonds, Series 2003-C:
 6.00% 2028                                                                                   1,500               1,524
 6.00% 2033                                                                                   2,000               2,029
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
    No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch):
 6.125% 2014                                                                                    250                 266
 6.30% 2021                                                                                     500                 521
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds
     (Secured by a Junior Lien on Certain Tax Increment Revenues Pledged Under
    Senior Loan Agreements), 6.625% 2026                                                      1,000               1,040
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
    Obligation Improvement Bonds:
 6.00% 2009                                                                                     995               1,027
 6.25% 2012                                                                                     995               1,026
Community Facs. Dist. No. 99-1 of the Santa Margarita Water Dist. (Talega)
    Special Tax Bonds, Series 1999, 6.10% 2014                                                2,390               2,540
Community Facs. Dist. No. 2002-1 of the Saugus Union School Dist., Series 2003,
    Special Tax Bonds, 6.00% 2033                                                             1,000               1,013
South Tahoe Joint Powers Fncg. Auth. (South Tahoe Redev. Project Area No. 1):
 Ref. Rev. Bonds, Series 1995-B, 6.25% 2020                                                   1,000               1,040
 Subordinate Bond Anticipation Notes:
  Series 1999-A, 7.30% 2007 (preref. 2004)                                                    5,500               5,728
  Series 1999-B, 7.30% 2007 (preref. 2004)                                                    1,000               1,042
  Series 2003-B, 5.125% 2009                                                                  1,000               1,050
City of Temecula:
 Public Fncg. Auth., Special Tax Bonds, Community Facs. Dist. No. 03-03 (Wolf
    Creek),  Series 2003:
  5.80% 2026                                                                                  1,000                 997
  5.90% 2034                                                                                  2,500               2,504
 Community Facs. Dist. No. 88-12 (Ynez Corridor), Special Tax Ref. Bonds,
    Series 1998-A, 5.35% 2009                                                                   940               1,008
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes),
    Special Tax Bonds, 6.00% 2033                                                             1,000                 998


COLORADO  -  3.96%
Health Facs. Auth.:
 Catholic Health Initiatives, Rev. Bonds:
  Series 1998-A, 5.375% 2010                                                                  1,000               1,089
  Series 2002-A, 5.00% 2008                                                                   1,880               2,055
 Covenant Retirement Communities, Inc., Rev. Bonds, Series 2002-B, 6.125% 2033                1,000               1,027
 The Evangelical Lutheran Good Samaritan Society Project Health Facs. Rev.
    Bonds:
  Series 2000, 6.60% 2016                                                                     1,000               1,123
  Series 2002, 5.90% 2027                                                                     1,830               1,886
Housing and Fin. Auth., Single-family Program Senior Bonds, AMT:
 Series 1995-A, 8.00% 2025                                                                      165                 165
 Series 1995-B1, 7.90% 2025                                                                      75                  77
 Series 1997-B2, 7.00% 2026                                                                     175                 176
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470
    Project), Senior Capital Appreciation Bonds, Series 2000-B, 0% 2034                       7,500                 797
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT,
    FGIC insured:
 5.00% 2011                                                                                   1,000               1,092
 5.00% 2012                                                                                   1,500               1,631
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
    Bonds, Series 1997-A:
 6.20% 2012                                                                                   1,000               1,009
 6.45% 2021                                                                                   2,000               1,969
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
    Bonds, Series 1998-A (preref. 2005):
 6.53% 2024                                                                                   1,665               1,792
 6.53% 2029                                                                                   1,320               1,420
 6.63% 2039                                                                                   2,950               3,177
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999,
    6.70% 2019                                                                                3,500               3,724
City of Lakewood, The Plaza Metropolitan Dist. No. 1, Public Improvement
    Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025                           8,500               8,596
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and
    Improvement Bonds, Series 2001, 7.75% 2026                                                3,000               3,167
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,
    Limited Tax G.O. Bonds, Series 2001, 7.25% 2031                                           1,000               1,010
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart
    Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                          7,660               7,999
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series
    2001, 7.50% 2031                                                                          4,110               4,236


CONNECTICUT  -  1.98%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power
    Co. Project):
 Series 1993-A, 5.85% 2028                                                                    1,375               1,467
 Series 1993-B, AMT, 5.95% 2028                                                               1,500               1,585
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:  (1)
 Series 1996-A:
  6.375% 2004 (escrowed to maturity)                                                            500                 516
  6.40% 2011 (preref. 2007)                                                                   3,470               3,988
  6.40% 2011                                                                                  6,590               7,149
 Series 1997-B:
  5.60% 2009                                                                                  1,000               1,094
  5.75% 2018                                                                                  3,000               3,137
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
    Improvement Bonds, Series 2001:
 6.00% 2016                                                                                   1,200               1,314
 6.25% 2021                                                                                   2,000               2,162
 6.25% 2031                                                                                   2,000               2,129


DISTRICT OF COLUMBIA  -  0.48%
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
    Hospital and Washington Hospital Center Projects):
 Series 2001-A, 6.40% 2031 (put 2004)                                                         1,000               1,002
 Series 2001-B, 6.625% 2031 (preref. 2005)                                                    1,000               1,056
 Series 2001-C, 6.80% 2031 (preref. 2006)                                                     1,500               1,655
 Series 2001-D, 6.875% 2031 (preref. 2007)                                                    2,000               2,290


FLORIDA  -  11.93%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
    (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project):
 Series 2002-A, 8.00% 2032                                                                    5,400               5,544
 Series 2002-B, 7.625% 2032 (put 2009)                                                        2,500               2,512
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
    Special Assessment Rev. Bonds, Series 2000, 6.50% 2007                                      210                 212
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series
    1998-A, 5.10% 2012                                                                        1,000               1,082
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
    Bonds (Industrial Project), Series 2002-B:
 7.00% 2014                                                                                   1,025               1,075
 7.25% 2033                                                                                   3,000               3,195
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series
    1998-A, 6.25% 2020                                                                        2,750               2,683
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
    MBIA insured, Series 2003-A:
 5.25% 2012                                                                                   1,000               1,111
 5.25% 2013                                                                                   2,000               2,218
 5.25% 2014                                                                                   1,000               1,106
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series
    2003-B, 5.00% 2007                                                                        2,000               2,001
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
    Assessment Ref. Bonds:
 Series 1995, 8.25% 2016 (preref. 2005)                                                       4,245               4,692
 Series 2000-C, 7.10% 2030                                                                    7,355               7,895
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B
    (Long Term), 7.375% 2031                                                                  1,000               1,081
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City
    Center Fort Myers Project), Series 2003-B, 5.50% 2010                                     1,595               1,597
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
    Assessment Bonds, Series 2003, 5.20% 2007                                                 1,000                 993
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment
    Rev. Bonds:
 Series 2002-A, 7.00% 2033                                                                    1,000               1,069
 Series 2002-B, 6.25% 2009                                                                      850                 859
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds,
    Series 2000-B, 7.625% 2008                                                                2,515               2,422
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev.
    Bonds:
 Series 2001-B, 6.35% 2010                                                                    3,690               3,761
 Series 2002, 6.75% 2034                                                                      4,000               4,175
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital
    Improvement Rev. Bonds, Series 2002-B, 5.40% 2008                                         2,130               2,149
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds:
 Hillsborough County, Series 1998-A, 5.75% 2005                                                 695                 695
 5.90% 2006                                                                                     550                 551
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev.
    Bonds, Series 1999, 6.25% 2004                                                              755                 757
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
    Bonds, Series 1998-B, 5.50% 2005                                                            400                 399
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
    System/Sunbelt Obligated Group), Series 2002-B:
 5.00% 2011                                                                                   2,000               2,173
 5.00% 2012                                                                                   1,365               1,470
 5.00% 2013                                                                                   3,535               3,755
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
    General Hospital Project), Series 2003-A:
 5.00% 2012                                                                                   1,000               1,068
 5.00% 2013                                                                                   1,500               1,588
 5.00% 2018                                                                                   3,795               3,843
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
    Improvement Rev. Bonds:
 Series 2001-A, 7.40% 2032                                                                      955               1,029
 Series 2001-B, 6.40% 2011                                                                      725                 738
 Series 2003-B, 5.40% 2008                                                                    1,910               1,908
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
    Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                          4,015               4,080
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment
    Rev. Bonds:
 Series 2001-B, 6.00% 2011                                                                      645                 657
 Series 2003, 5.30% 2007                                                                      2,000               2,020
Lee County:
 Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
  Cypress Cove at Healthpark Florida, Inc. Project, Series 1997-A, 6.25% 2017                 2,500               2,494
  Shell Point/Alliance Obligated Group, Shell Point Village Project,
     Series 1999-A:
   5.25% 2007                                                                                 1,000               1,073
   5.50% 2009                                                                                 1,800               1,958
   5.75% 2011                                                                                   500                 540
   5.75% 2013                                                                                 1,410               1,494
   5.75% 2015                                                                                   500                 522
   5.50% 2021                                                                                 3,800               3,810
   5.50% 2029                                                                                 1,250               1,222
 Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured:
  5.25% 2009                                                                                  1,500               1,678
  5.625% 2013                                                                                 4,000               4,430
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
    Bonds:
 Series 2000-A, 7.65% 2032                                                                    2,995               3,304
 Series 2002, 6.625% 2032                                                                     5,000               5,238
School Board of Miami-Dade County, Cert. of Part., Series 2003-B, MBIA insured,
    5.00% 2031 (put 2011)                                                                     1,000               1,106
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation
    Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.25% 2014                             1,000               1,102
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev.
    Bonds:
 Series 2001-A, 6.85% 2033                                                                    2,265               2,382
 Series 2003-B, 5.25% 2007                                                                    1,140               1,139
North Springs Improvement Dist., Special Assessment Bonds:
 Broward County, Heron Bay Project, Series 1997, 7.00% 2019                                   2,675               2,818
 Parkland Isles Project, Series 1997-A, 7.00% 2019                                            1,000               1,055
Northern Palm Beach County Improvement Dist., Water Control and Improvement
    Bonds:
 Unit of Dev. No. 9A, Series 1996-A:
  6.80% 2006 (escrowed to maturity)                                                             510                 553
  7.30% 2027 (preref. 2006)                                                                   1,500               1,729
 Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                                   830                 868
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange
    Project), Series 1998-A, 5.80% 2026                                                       3,250               3,264
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult
    Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020               3,230               3,285
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev.
    Bonds, Series 2002, 7.25% 2033                                                            2,500               2,629
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment
    Rev. Bonds, Series 2003B, 6.375% 2013                                                     3,000               3,041
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev.
    Bonds, Series 2002, 6.90% 2033                                                            4,000               4,156
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
    Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010                                    610                 622
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
     Bonds, Series 2003:
 6.875% 2023                                                                                  1,000               1,039
 6.95% 2033                                                                                   1,000               1,037
University Place Community Development Dist. (Manatee County), Series 2001-B,
    6.10% 2007                                                                                1,970               1,980
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
    Bonds, Series 2001-A, 6.95% 2033                                                          3,500               3,715
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds:
 Series 2002-A, 6.75% 2034                                                                    1,000               1,053
 Series 2002-B, 5.95% 2012                                                                      940                 956
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev.
    Bonds, Series 2001-B, 6.25% 2010                                                            670                 676


GEORGIA  -  0.58%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001:
 7.75% 2014                                                                                   1,000               1,034
 7.90% 2024                                                                                   5,000               5,184
Dev. Auth. of Floyd County, Environmental Improvement Rev. Bonds (Georgia Kraft
    Co. Project), Series 1985, 5.70% 2015                                                     1,000               1,031


IDAHO  -  1.38%
Housing and Fin. Association, AMT:
 Single-family Mortgage Bonds:
  Series 1998-B2, 5.20% 2011                                                                    555                 577
  Series 1999-B2, 5.00% 2013                                                                    685                 720
  Series 1999-D3, 5.15% 2013                                                                    715                 749
  Series 1999-G2, 5.75% 2014                                                                    405                 433
  Class III:
   Series 2001-B, 5.75% 2020                                                                  2,605               2,794
   Series 2001-E, 5.40% 2021                                                                  1,890               1,949
   Series 2001-F, 5.30% 2021                                                                  1,815               1,858
   Series 2002-C, 5.50% 2021                                                                  1,615               1,692
   Series 2002-E, 5.30% 2022                                                                  1,315               1,359
   Series 2003-B, 5.10% 2023                                                                  1,095               1,110
   Series 2003-C, 4.50% 2023                                                                  1,000                 957
   Series 2003-E, 5.15% 2023                                                                  1,575               1,615
 Single-family Mortgage Subordinate Bonds:
  Series 1997-H2, 5.40% 2010                                                                    785                 806
  Series 1997-I2, 5.55% 2010                                                                    475                 501


ILLINOIS  -  5.95%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST, Series of
    September 2001, 5.375% 2016                                                               1,500               1,668
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc.
    Project), Series 1997, AMT, 5.05% 2010                                                    3,035               3,241
Educational Facs. Auth.:
 Adjustable Medium Term Rev. Bonds, Field Museum of Natural History, Series
    2002, 4.45% 2036 (put 2014)                                                               1,790               1,850
 Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University
    Center Project), Series 2002:
  6.625% 2017                                                                                 2,500               2,703
  6.00% 2022                                                                                  1,000               1,022
  6.25% 2030                                                                                  6,000               6,197
  6.25% 2034                                                                                  2,500               2,571
Health Facs. Auth.:
 Rev. Bonds:
  Alexian Brothers Health System, Series 1999, FSA insured, 5.125% 2028                       1,000               1,026
  Centegra Health System, Series 1998:
   5.50% 2008                                                                                 1,000               1,100
   5.25% 2014                                                                                 1,500               1,553
  Decatur Memorial Hospital, Series 2001, 6.25% 2017                                          5,000               5,600
  Edward Hospital Obligated Group, Series 2001-A, FSA insured, 5.50% 2017                     1,500               1,642
  Friendship Village of Schaumburg, Series 1997-A, 5.25% 2018                                 2,000               1,919
  Lutheran Senior Ministries Obligated Group - Lutheran Hillside Village
    Project, Series 2001-A, 7.375% 2031                                                       1,500               1,558
  OSF Healthcare System, Series 1999, 6.25% 2019                                              1,500               1,624
  Riverside Health System, Series 2002, 5.75% 2022                                            3,000               3,090
  Villa St. Benedict Project, Series 2003A-1, 6.90% 2033                                      5,700               5,699
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997-A:
   5.70% 2011                                                                                   500                 541
   5.80% 2016                                                                                 2,000               2,130
  Edward Hospital Project, Series 1993-A, 6.00% 2019                                          1,000               1,023
  Fairview Obligated Group Project, Series 1995-A, 7.40% 2023                                 3,130               3,120
City of Chicago:
 G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC insured,
    5.25% 2020                                                                                1,000               1,111
 Chicago O'Hare International Airport:
  Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                  1,000               1,084
  Second Lien Passenger Fac. Charge Rev. Bonds, AMBAC insured, AMT:
   Series 2001-C, 5.50% 2015                                                                  4,030               4,388
   Series 2001-E, 5.50% 2016                                                                  2,340               2,536
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc. Project), Series 1999-B,
    AMT, 5.20% 2011 (2)                                                                       2,500                 583
 Midway Airport Rev. Bonds, Series 2001-A, FSA insured, AMT, 5.50% 2015                       2,000               2,178
 Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002,
    6.75% 2032                                                                                2,000               2,011
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds,
    FGIC insured, Series 1992-A, 0% 2016                                                      3,350               1,934
Village of Montgomery, Kane and Kendall Counties, Special Assessment
    Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030                       4,000               4,463
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource
    Recovery Partners, L.P. Projects), AMT: (2)
 Series 1999-A, 8.375% 2016                                                                   3,950                   9
 Series 1999-B, 8.375% 2016                                                                   1,545                   4
Community Unit School Dist. Number 365-U, Will County (Valley View), G.O.
    Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2011                      3,500               2,668


INDIANA  -  1.18%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),
    Series 1997-A, 5.75% 2011                                                                 1,000                 750
Health Fac. Fncg. Auth.:
 Hospital Rev. Bonds:
  Charity Obligated Group, Series 1999-D, 5.25% 2016 (preref. 2009)                           2,805               3,231
  The Methodist Hospitals, Inc., Series 2001, 5.25% 2008                                      1,325               1,456
 Rev. Bonds Ascension Health Credit Group, Series 2002-F:
 5.50% 2015                                                                                   1,000               1,107
 5.50% 2016                                                                                   1,000               1,099
 5.00% 2019                                                                                   3,450               3,559
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc.,
    Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031 (2)              3,500               1,236
The Trustees of Indiana University, Indiana University Student Fee Bonds,
    Series O, FGIC insured, 5.375% 2016                                                       2,000               2,287


IOWA  -  0.18%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC
    insured, 6.00% 2027                                                                       2,000               2,258


KANSAS  -  0.08%
City of Lenexa (Lakeview Village, Inc. - Southridge Project), Health Care Fac.
    Rev. Bonds, Series 2002-C, 6.875% 2032                                                    1,000               1,047


KENTUCKY  -  1.70%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
    (Appalachian Regional Healthcare, Inc. Project), Series 1997:
 5.60% 2008                                                                                   1,000                 997
 5.80% 2012                                                                                   1,000                 961
 5.85% 2017                                                                                   7,000               6,497
City of Ashland (Ashland Inc. Project):
 Pollution Control Rev. Ref. Bonds, Series 1999, 5.70% 2009                                   2,500               2,675
 Sewage and Solid Waste Rev. Bonds, Series 1995 (Ashland Inc. Project), AMT,
    7.125% 2022                                                                               2,200               2,306
City of Maysville, Solid Waste Disposal Facs. Rev. Bonds (Inland Container Corp.
    Project), Series 1992, AMT, 6.90% 2022                                                    7,000               7,638


LOUISIANA  -  2.65%
Health Education Auth., Rev. Bonds (Lambeth House Project):
 Series 1996, 9.00%  2026 (preref. 2006)                                                      1,850               2,234
 Series 1998-A, 6.20% 2028                                                                    5,000               4,866
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                      14,125              12,723
Village of Hodge, Combined Utility System Rev. Ref. Bonds, Series 2003, AMT,
    7.45% 2024                                                                                6,000               6,262
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A, 5.25%
    2013                                                                                      2,500               2,716
Parish of West Feliciana:
 Pollution Control Rev. Bonds (Gulf States Utilities Co. Project), Series
    1984-II, 7.70% 2014                                                                       1,500               1,541
 Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc. Project), Series
    1999-A, 5.65% 2028 (put 2004)                                                             2,500               2,551


MAINE  -  0.40%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
    Series 1999-A:
 7.50% 2019                                                                                   1,000               1,041
 7.55% 2029                                                                                   2,000               2,073
State Housing Auth., Mortgage Purchase Bonds, Series 2000-C, AMT, 5.95% 2020                  1,700               1,798


MARYLAND  -  1.49%
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System),
    Series 2001, 8.25% 2028                                                                   1,000                 962
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds:
 Adventist HealthCare Issue, Series 2003-A, 5.00% 2012                                        1,000               1,031
 MedStar Health Issue, Series 2004:
  5.00% 2012                                                                                  1,000               1,043
  5.75% 2015                                                                                  2,590               2,773
  5.375% 2024                                                                                 2,000               1,968
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project),
    Series 1999, 7.10% 2029                                                                   1,000               1,085
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
    Series 1998, 6.625% 2025                                                                  3,500               3,637
Housing Opportunities Commission of Montgomery County, Multi-family Rev. Bonds
    (Strathmore Court at White Flint), Issue 1994-A2 (preref. 2004):
 7.50% 2024                                                                                   1,000               1,045
 7.50% 2027                                                                                     950                 993
Housing Auth. of Prince George's County, Mortgage Rev. Bonds, Series 1997-A
    (GNMA Collateralized - Langley Gardens Apartments Project), 5.75% 2029                    1,000               1,051
Prince George's County:
 Dimensions Health Corp. Issue, Project and Rev. Ref. Bonds, Series 1994,
    5.375% 2014                                                                               1,250                 916
 Woodview Village Phase II Subdistrict, Special Obligation Bonds, Series 2002,
    7.00% 2032                                                                                2,000               2,056


MASSACHUSETTS  -  1.90%
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                   5,000               5,733
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
    Series 1999-B, AMT, 6.90% 2029 (put 2009)                                                 1,000               1,170
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System
    Issue, Series C, 6.00% 2015                                                               1,000               1,141
Industrial Fin. Agcy.:
 Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998-A,
    AMT, 5.30% 2009                                                                           6,300               6,343
 Rev. Bonds, Edgewood Retirement Community Project, Series 1995-A, 9.00% 2025
   (preref. 2005)                                                                             5,400               6,236
Water Resources Auth., General Rev. Bonds, Series 1993-C, AMBAC insured,
    5.25% 2020 (preref. 2004)                                                                 2,795               2,949


MICHIGAN  -  4.50%
Cert. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016                              2,380               2,650
Hospital Fin. Auth.:
 Hospital Rev. Bonds (The Detroit Medical Center Obligated Group), Series
    1998-A, 5.125% 2018                                                                       1,550                 989
 Hospital Rev. Ref. Bonds:
  Genesys Health System Obligated Group, Series 1995-A:
   8.00% 2005 (escrowed to maturity)                                                          2,000               2,154
   8.10% 2013 (preref. 2005)                                                                  1,100               1,246
   7.50% 2027 (preref. 2005)                                                                  2,265               2,499
  Hackley Hospital Obligated Group, Series 1998-A, 5.30% 2013                                 1,000               1,027
  Henry Ford Health System, Series 2003-A, 5.50% 2016                                         2,500               2,676
  Pontiac Osteopathic, Series 1994-A:
   5.375% 2006                                                                                1,575               1,578
   6.00% 2014                                                                                 1,000               1,002
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                                    820                 717
 Ref. and Rev. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023                1,500               1,565
Housing Dev. Auth., Single-family Mortgage Rev. Bonds, Series 2001-A, AMT,
    MBIA insured, 5.30% 2016                                                                  2,110               2,229
Municipal Bond Auth., Public School Academy Facs. Program Rev. Bonds (Detroit
    Academy of Arts and Sciences Project), Series 2001-A:
 7.90% 2021                                                                                   3,400               3,382
 8.00% 2031                                                                                   2,300               2,286
Strategic Fund:
 Limited Obligation Rev. Bonds (United Waste Systems, Inc. Project), Series
    1995, 5.20% 2010                                                                          4,250               4,580
 Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc.
    Project), Series 2004, AMT, 3.00% 2013                                                    1,000               1,004
Econ. Dev. Corp., Environmental Improvement Rev. Ref. Bonds
    (MeadWestvaco-Escanaba Paper Company Project):
 Township of Cornell, Series 2002, 5.875% 2018                                                2,000               2,113
 County of Delta, Series 2002-A, 6.25% 2027                                                   2,000               2,119
City of Detroit, Limited Tax G.O. Bonds, Series 1995-A, 6.40% 2005                            1,145               1,215
City of Flint, Hospital Building Auth. (Hurley Medical Center):
 Rev. Ref. Bonds, Series 1998-A:
  5.00% 2008                                                                                  2,030               2,009
  5.25% 2016                                                                                  3,035               2,727
 Rev. Rental Bonds, Series 1998-B:
  5.375% 2018                                                                                 1,000                 889
  5.375% 2028                                                                                 3,250               2,697
Econ. Dev. Corp. of the County of Midland, Subordinated Pollution Control
    Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project),
    Series 2000-A, AMT, 6.875% 2009                                                           6,865               7,178
Charter County of Wayne (Detroit Metropolitan Wayne County Airport), Rev. Ref.
    Bonds, Series D, AMT, FGIC insured, 5.50% 2013                                            3,000               3,350


MINNESOTA  -  0.11%
Housing and Redev. Auth. of the City of St. Paul and the City of Minneapolis
    Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2009                                      1,250               1,352


MISSISSIPPI  -  0.28%
G.O. Ref. Bonds:
 Series 2002-A, 5.50% 2018                                                                    1,000               1,162
 Series 2003-A, 5.25% 2017                                                                    2,000               2,273


MISSOURI  -  0.50%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series
    2002-A, 5.25% 2012                                                                        2,515               2,778
Transportation Dev. Dist. (Missouri Bottom Road/Taussig Road) (Hazelwood,
    St. Louis County), Transportation Rev. Bonds, Series 2002, 7.20% 2033                     3,300               3,418


MONTANA  -  0.13%
City of Forsyth, Pollution Control Rev. Ref. Bonds,  Series 1999-B, AMBAC
    insured, AMT, 5.125% 2034                                                                 1,500               1,645


NEBRASKA  -  0.06%
City of Kearney, Industrial Dev. Rev. Bonds:
 Series 2003-A, 8.00% 2012                                                                      713                 709
 Series 2003-B, 0% 2012                                                                       7,943                  -*


NEVADA  -  4.02%
Housing Division, Single-family Mortgage Bonds:
 Series 1999-B1, 4.95%  2012                                                                    390                 412
 Series 1999-D2, AMT, 5.90% 2013                                                                880                 945
Clark County:
 Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement
    Bonds, Series 1999:
  7.00% 2009                                                                                  2,410               2,502
  7.50% 2019                                                                                 11,210              12,188
 Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
    Local Improvement Bonds, Series 2001:
  6.125% 2011                                                                                 1,030               1,065
  6.40% 2014                                                                                  1,245               1,286
  6.50% 2015                                                                                    995               1,028
  6.875% 2021                                                                                 2,530               2,613
 Special Improvement Dist. No. 142 (Mountain's Edge), Local Improvement Bonds,
    Series 2003:
  5.60% 2013                                                                                  1,000               1,011
  5.75% 2014                                                                                  1,000               1,014
  6.375% 2023                                                                                 3,375               3,433
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West):
  Series 1998-A, 5.375% 2026                                                                  2,000               1,900
  Series 1999-A, 6.75% 2020                                                                   2,000               2,175
 Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation
    Ref. Bonds, Series 1999-A:
  5.75% 2013                                                                                  1,655               1,686
  5.90% 2018                                                                                    970                 982
 Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited
    Obligation Improvement Bonds:
  5.10% 2012                                                                                  1,000                 990
  5.55% 2017                                                                                  3,000               2,965
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area), Local
    Improvement Bonds, Series 2001:
 6.40% 2015                                                                                   1,395               1,444
 6.75% 2021                                                                                   1,990               2,058
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
    Improvement Bonds, Series 2002:
 6.125% 2017                                                                                  2,715               2,770
 6.40% 2022                                                                                   3,000               3,054
Washoe County (Reno-Sparks Convention & Visitors Auth.), G.O. (Limited Tax)
    Convention Center, Capital Appreciation Bonds, Series 1999-B, FSA insured,
    0% 2016                                                                                   4,140               2,376


NEW HAMPSHIRE  -  0.27%
Business Fin. Auth., 6% Pollution Control Ref. Rev. Bonds (Public Service Co.
    of New Hampshire Project - 1992 Tax-Exempt Series D), AMT, 6.00% 2021                     2,000               2,103
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue,
    Series 2001-A, 5.75% 2031                                                                 1,000               1,043
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series
    1997-D, AMT, 5.60% 2012                                                                     280                 298


NEW JERSEY  -  3.02%
G.O. Bonds (Various Purposes) 6.50% 2004                                                      3,500               3,586
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement Dist.
    Project (City of Elizabeth), Series 1998-A, 6.375% 2031 (preref. 2014)                    3,750               4,665
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995-A, 9.25% 2025 (preref. 2005)                        2,000               2,186
  Winchester Gardens at Ward Homestead Project, Series 1996-A:
   8.50% 2016                                                                                 1,000               1,050
   8.625% 2025                                                                                3,000               3,145
 First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C:
  5.50% 2018                                                                                  1,000               1,013
  5.50% 2028                                                                                  1,500               1,458
 First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A:
  5.10% 2008                                                                                  1,250               1,308
  5.20% 2009                                                                                  1,000               1,048
  5.30% 2010                                                                                  1,000               1,052
  Tax-Exempt Term Bonds:
   5.50% 2018                                                                                 1,000               1,012
   5.50% 2025                                                                                 1,000                 974
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac.:
   Series 2001-A, 7.25% 2031                                                                  2,250               2,296
   Series 2001-B, 5.50% 2006                                                                  1,345               1,334
  Seabrook Village, Inc. Fac., Series 2000-A, 8.25% 2030                                      9,000               9,422
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
    Series 2003, 4.375% 2019                                                                  2,000               1,956


NEW MEXICO  -  0.63%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.):
 Airport Road Business Center, Phase III, Series 2001-A, 8.375% 2021                          2,215               2,251
 Border Industrial Park, Phase I & II, Series 2001-B, 8.875% 2021                             5,560               5,594


NEW YORK  -  6.08%
Dormitory Auth.:
 Cert. of Part., City University of New York (John Jay College of Criminal
    Justice Project Ref.), 6.00% 2006                                                         1,475               1,623
 Mental Health Services Facs. Improvement Rev. Bonds, Series 1998-C, 5.00% 2010               1,930               2,104
 Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
    Series 2002-B:
  5.25% 2023 (put 2012)                                                                       2,500               2,768
  6.00% 2029 (put 2012)                                                                       4,000               4,644
Housing Fin. Agcy.:
 Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A:
  6.00% 2006                                                                                  1,000               1,099
  6.00% 2007                                                                                  2,000               2,183
 Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009                         800                 875
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series
    2002-A, 5.125% 2024                                                                       2,000               2,066
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
    (Empire State Dev. Corp.), Series 2002-A:
 5.00% 2017 (put 2011)                                                                        4,000               4,408
 5.50% 2017 (put 2011)                                                                        2,500               2,832
Long Island Power Auth., Electric System General Rev. Bonds:
 Series 2003-B:
  5.25% 2012                                                                                  5,000               5,555
  5.25% 2013                                                                                  1,500               1,659
  5.25% 2014                                                                                  1,000               1,100
 Series 2003-C, 5.50% 2014                                                                    1,000               1,110
City of New York, G.O. Bonds:
 Fiscal 1998 Series B, 5.25% 2010                                                             1,000               1,076
 Fiscal 2001 Series F:
  5.00% 2008                                                                                  2,000               2,193
  5.00% 2009                                                                                  2,510               2,769
 Fiscal 2002 Series B, 5.50% 2012                                                             3,000               3,364
 Fiscal 2002 Series C, 5.25% 2021                                                             1,720               1,794
 Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                               2,475               2,852
New York City Industrial Dev. Agcy., AMT:
 Industrial Dev. Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, L.P.
    Project), Series 1997, 6.20% 2022                                                         5,335               5,462
 Solid Waste Disposal Rev. Bonds (1995 Visy Paper, Inc. Project), 7.55% 2005                    700                 709
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal
    2003 Series B, 5.25% 2029                                                                 4,600               5,166
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref.
    Bonds (Solvay Paperboard LLC Project), Series 1998, AMT, 6.80% 2014                       1,500               1,555
Port Auth. of New York and New Jersey, AMT:
 Consolidated Bonds, Series 131, 5.00% 2009                                                   4,525               4,975
 Special Project Bonds, Series 4, KIAC Partners Project:
  7.00% 2007                                                                                  1,000               1,046
  6.75% 2011                                                                                  4,000               4,178
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev.
   Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000A, 8.00% 2030               2,000               2,045
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B,
    5.25% 2014                                                                                2,000               2,282


NORTH CAROLINA  -  1.92%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993-B:
  7.25% 2007                                                                                  1,500               1,693
  7.00% 2008                                                                                  1,000               1,148
  6.125% 2009                                                                                 3,950               4,450
  6.00% 2026                                                                                  1,000               1,114
 Ref. Series 1993-C, 7.00% 2007                                                               1,000               1,122
 Ref. Series 1999-A, 5.20% 2010                                                               2,000               2,158
 Ref. Series 1999-B:
  5.55% 2014                                                                                  1,000               1,071
  5.70% 2017                                                                                  2,000               2,129
 Series 1999-D, 6.75% 2026                                                                    1,000               1,112
 Ref. Series 2003-C:
  5.125% 2014                                                                                 2,000               2,122
  5.375% 2017                                                                                 1,500               1,585
 Ref. Series 2003-D, 5.50% 2014                                                               1,500               1,645
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds:
 Series 1999-B, 6.50% 2020                                                                    1,000               1,112
 Series 2003-A, 5.50% 2013                                                                    1,250               1,392


NORTH DAKOTA  -  0.05%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018                                  565                 585


OHIO  -  1.53%
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002
    Project), 5.05% 2037 (put 2016)                                                           3,250               3,438
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project),
    Series 1998-A, AMT, 5.875% 2020                                                           3,900               3,696
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc.
    Project), AMT:
 Series 1998, 5.375% 2027                                                                     2,750               2,119
 Series 1999, 5.70% 2019                                                                      1,500               1,247
County of Lorain, Catholic Healthcare Partners:
 Hospital Facs. Rev. Bonds, Series 2002-A, 5.50% 2013                                         1,075               1,187
 Hospital Facs. Rev. Ref. and Improvement Bonds, Series 2001-A:
  5.25% 2008                                                                                  1,000               1,105
  5.25% 2010                                                                                  1,000               1,104
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
    Network Obligated Group), Series 1999:
 6.75% 2018                                                                                   1,000               1,115
 6.75% 2022                                                                                   1,000               1,096
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
    System Obligated Group), Series 2000-B:
 6.375% 2022                                                                                  1,000               1,071
 6.375%  2030                                                                                 1,750               1,861


OKLAHOMA  -  0.87%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev.
   Corp. Project), Series 2000-A:
 7.40% 2017                                                                                   2,710               2,675
 7.75% 2030                                                                                   6,050               5,980
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds, Ref. Series 2001-B,
    AMT, 5.65% 2035 (put 2008)                                                                2,500               2,188


OREGON  -  0.67%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
    Series 1999:
 5.75% 2013                                                                                   2,000               2,029
 5.875% 2016                                                                                  3,500               3,495
 6.00% 2025                                                                                   2,750               2,736


PENNSYLVANIA  -  1.78%
G.O. Bonds, Second Ref. Series of 2002, 5.00% 2005                                            4,000               4,243
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-58A, AMT,
    5.85% 2017                                                                                1,400               1,463
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
    (International Paper Co. Projects), Series 2002-A, 4.90% 2009                             2,000               2,170
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
    Series 1998, ACA-CBI insured, 5.70% 2009                                                  1,000               1,125
Montgomery County Industrial Dev. Auth. Retirement Community (ACTS Retirement
    Life Communities, Inc. Obligated Group):
 Rev. Bonds Series 1996-B, 5.75% 2017                                                         4,000               4,132
 Rev. Ref. Bonds, Series 1996-A, 5.875% 2022                                                  1,000               1,016
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A, 6.00% 2014 (escrowed to maturity)                                495                 518
 Hospital Rev. Bonds (Temple University Hospital), Series 1997, 5.70% 2009                    1,000               1,022
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
    Series 1998:
 5.30% 2007                                                                                   1,145               1,156
 5.50% 2010                                                                                   1,000               1,008
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
  SeniorCare Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B, 8.125% 2030              4,000               4,318


PUERTO RICO  -  0.62%
Commonwealth of Puerto Rico, Public Improvement Ref. G.O. Bonds, Series
    2003-C, 5.00% 2018 (put 2008)                                                             7,000               7,660


RHODE ISLAND  -  0.58%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
    Obligated Group Issue, Series 2002:
 6.375% 2021                                                                                  2,000               2,090
 6.50% 2032                                                                                   3,000               3,086
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series
    9-B1, AMT, 5.55% 2013                                                                     2,000               2,041


SOUTH CAROLINA  -  1.85%
South Carolina Jobs-Econ. Dev. Auth.:
 Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
    Series 2003-C:
  6.00% 2013                                                                                  2,040               2,219
  6.375% 2034                                                                                 3,500               3,634
 Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, AMBAC insured,
    5.75% 2010                                                                                1,345               1,462
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
    Series 2001-B, 6.00% 2022                                                                 5,500               5,250
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
    Company Projects), Series 1999-A, 5.125% 2012                                             1,000               1,075
Piedmont Municipal Power Agcy., Electric Rev. Bonds, Ref. Series 1999-A,
    5.25% 2015                                                                                6,000               6,122
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project),
    Series 1990, AMT, 7.625% 2006                                                             3,000               3,169


TENNESSEE  -  2.11%
Health, Educational and Housing Fac.:
 Board of the County of Shelby (Methodist Healthcare), Hospital Rev. Bonds,
    Series 2002, 6.00% 2020                                                                  3,000               3,218
 Board of the County of Sullivan (Wellmont Health System Project):
  Hospital Rev. Bonds, Series 2002:
   6.75% 2015                                                                                 1,520               1,729
   6.25% 2022                                                                                 1,950               2,061
   6.25% 2032                                                                                 2,000               2,084
  Hospital Rev. Ref. Bonds, Series 2003, RADIAN insured, 5.00% 2013                           2,000               2,164
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing Facs.
    Board of the County of Knox, Hospital Rev. Bonds, Series 1990-A,
    MBIA insured, 6.25% 2013                                                                  1,000               1,188
Memphis-Shelby County Airport Auth.:
 Airport Rev. Ref. Bonds, Series 2002, AMT, MBIA insured, 5.50% 2010                          1,500               1,708
 Special Facs. Rev. Ref. Bonds (Federal Express Corp.):
  Series 2001, 5.00% 2009                                                                     2,000               2,169
  Series 2002, 5.05% 2012                                                                     5,735               6,139
  Series 2003, AMT, 4.50% 2014                                                                1,000               1,036
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003A,
    5.00% 2005                                                                                2,500               2,663


TEXAS  -  6.99%
Public Fin. Auth., G.O. Ref. Bonds, Series 1995-A, 6.00% 2014 (preref. 2005)                  2,845               3,006
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc.
    Project), Series 1990, AMT, 7.00% 2011                                                    2,500               2,325
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds
    (Temple-Inland Forest Products Corp. Project), Series 1991, 5.65% 2012                    2,000               2,100
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds,
    Series 2001, 5.25% 2004                                                                   6,000               6,144
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
    Retirement Services, Inc. Obligated Group Project), Series 1998, 5.25% 2028               1,000                 975
Brazos River Auth.:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co.
    Project), Series 1995-B, AMT, 5.05% 2030 (put 2006)                                       2,000               2,102
 Pollution Control Rev. Ref. Bonds (TXU Electric Company Project):
  Series 2001-A, 5.50% 2022 (put 2011)                                                        2,645               2,849
  Series 2001-C, AMT, 5.75% 2036 (put 2011)                                                  12,300              13,300
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
    Rev. Bonds (The Dow Chemical Co. Project), AMT:
 Series 2002-A3, 4.95% 2033 (put 2007)                                                        2,000               2,118
 Series 2002-A4, 5.20% 2033 (put 2008)                                                        7,500               8,055
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero
    Refining and Marketing Co. Project):
 Series 1997-C, 5.40% 2018                                                                    1,000               1,016
 Series 1997-D, AMT, 5.125% 2009                                                              5,250               5,577
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint
    Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured:
 5.625% 2011                                                                                  2,000               2,263
 5.75% 2015                                                                                   1,185               1,312
Donna Independent School Dist. (Hidalgo County), Unlimited Tax School Building
    Bonds, Series 1998, 5.20% 2018                                                            1,000               1,080
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Healthcare System), Series 2001-A,
    6.375% 2029                                                                               5,100               5,495
 Rev. Bonds (St. Luke's Episcopal Hospital):
  Series 2001-A:
   5.50% 2010                                                                                 1,710               1,908
   5.625% 2014                                                                                1,500               1,651
   5.50% 2020                                                                                 2,850               3,000
  Series 2002, 5.50% 2017                                                                     1,045               1,129
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
    Inc. Project), Series 1996:
 7.00% 2008                                                                                   1,800               1,903
 6.75% 2016                                                                                   1,000               1,004
City of Houston, Airport System Subordinate Lien, AMT:
 Rev. Bonds:
  Series 1998-B, FGIC insured, 5.25% 2012                                                     1,000               1,086
  Series 2002-A, FSA insured, 5.625% 2018                                                     1,825               1,991
 Rev. Ref. Bonds, Series 2001-A, FGIC insured, 5.50% 2015                                     2,855               3,120
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
    Series 2002:
 RADIAN insured, 5.125% 2017                                                                  2,000               2,107
 6.00% 2021                                                                                     750                 796
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT,
    FGIC insured, 5.75% 2016                                                                  1,000               1,110
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds, Series 2001-B,
    5.375% 2013                                                                               1,500               1,680
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health
    Care System Project), Series 2002-A:
 5.00% 2019                                                                                   2,500               2,558
 5.25% 2022                                                                                   2,000               2,060


UTAH  -  1.98%
Housing Corp., Single-family Mortgage Bonds, Class III, AMT:
 Series 2001-E1, 5.20% 2018                                                                   2,320               2,438
 Series 2001-F1, 4.95% 2018                                                                   1,900               1,983
 Series 2002-A, 5.30% 2018                                                                      960               1,015
 Series 2002-C2, 5.25% 2018                                                                   3,395               3,572
 Series 2002-D2, 5.00% 2018                                                                   1,445               1,504
 Series 2002-E2, 4.95% 2019                                                                   3,955               4,128
 Series 2002-F1, 4.625% 2019                                                                  2,470               2,538
 Series 2002-G2, 4.875% 2019                                                                  1,960               2,026
 Series 2003-B2, 4.85% 2024                                                                   1,695               1,709
 Series 2003-C, 5.00% 2025                                                                    1,000               1,017
Housing Fin. Agcy., Single-family Mortgage Bonds, AMT:
 Class III:
  Series 1997-G2, 5.60% 2010                                                                    440                 466
  Series 1998-G2, 4.90% 2012                                                                    405                 416
  Series 1999-B2, 5.10% 2012                                                                    675                 710
  Series 1999-C2, 5.60% 2013                                                                    815                 849
 Federally Insured or Guaranteed Mortgage Loans, Issue 1999-D1, 5.60% 2013                      225                 239


VIRGINIA  -  1.16%
Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds, AMT:
 County of Charles City, Tax-Exempt Adjustable Mode (Waste Management, Inc.),
    Series 2002, 6.25% 2027 (put. 2012)                                                       1,000               1,135
 County of Henrico (Browning-Ferris Industries of South Atlantic, Inc. Project),
    Series 1995 5.30% 2011 (put 2005)                                                           500                 490
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment
    Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                               4,000               4,017
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring
    Village, Inc. Fac.), Series 1999-A:
 6.75% 2012                                                                                   1,500               1,592
 7.50% 2029                                                                                   4,000               4,270
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special
    Assessment Bonds, Series 1999-B, 7.00% 2029                                                 974               1,033
Virginia Gateway Community Dev. Auth. (Prince William County), Special
    Assessment Bonds, Series 1999, 6.25% 2026                                                 1,989               2,018


WASHINGTON  -  1.27%
Various Purpose G.O. Ref. Bonds, Series R-2001A, 5.25% 2005                                   2,000               2,123
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds, Series
    2003-A, 5.50% 2015                                                                        2,000               2,284
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative of Puget Sound),
    Series 2001, AMBAC insured, 5.375% 2012                                                   1,500               1,701
Public Utility Dist. No. 1 of Cowlitz County, Electric Distribution System Rev.
    Bonds, Series 2001, AMBAC insured, 5.00% 2004                                             4,615               4,718
Port of Seattle, AMT:
 Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMBAC insured, 5.25% 2011                   1,500               1,646
 Rev. Bonds, Series 2001-B, FGIC insured, 5.50% 2010                                          1,000               1,123
 Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, MBIA insured,
    5.00% 2012                                                                                1,000               1,085
 Subordinate Lien Rev. Bonds, Series 1999-B, FGIC insured, 5.50% 2012                         1,000               1,123



WISCONSIN  -  1.64%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
    Bonds:
 5.50% 2010                                                                                     750                 753
 6.125% 2027                                                                                 11,325              11,117
Health Educational Facs. Auth. Rev. Bonds (Froedtert & Community Health
    Obligated Group), Series 2001, 5.625% 2013                                                1,000               1,101
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                                        1,400               1,476
 Housing Rev. Bonds, 1993 Series B, AMT, 5.30% 2006                                           1,000               1,022
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds (Oconto Falls
    Tissue, Inc. Project), Series 1997, AMT:
 7.75% 2022                                                                                   5,300               4,188
 8.125% 2022 (1)                                                                                930                 758



                                                                                                              1,137,117



SHORT-TERM SECURITIES  -  7.90%


Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate
    Pooled Fncg. Rev. Bonds: (3)
 Series 2001, 1.00% 2031                                                                      2,035               2,035
 Series 2003, 1.00% 2033 (4)                                                                  6,300               6,300
City of Detroit, Michigan, Sewage Disposal System, Rev. Bonds, Series 2003-B,
    FSA insured, 1.00% 2033 (3)                                                               1,700               1,700
City of Farmington, New Mexico, Pollution Control Rev. Ref. Bonds (Arizona
    Public Service Co. Four Corners Project), Series 1994-C, AMT, 0.96% 2024 (3)              4,000               4,000
Guadalupe-Blanco River Auth., Texas, Pollution Control Rev. Ref. Bonds (Central
    Power and Light Company Project), Series 1995, 1.00% 2015 (3)                             1,200               1,200
Gulf Coast Waste Disposal Auth., Texas, Environmental Facs. Rev. Bonds
    (ExxonMobil Project), Series 2001A, AMT, 0.98% 2030 (3)                                   2,500               2,500
Harris County, Texas, Industrial Dev. Corporation, Adjustable Tender Pollution
    Control Rev. Bonds (Exxon Project), Series 1987, AMT, 0.98% 2027 (3)                      1,500               1,500
Jacksonville Health Facs. Auth., Florida, Hospital Rev. and Ref. Bonds (Genesis
    Rehabilitation Hospital Project), Series 1996, 1.00% 2021 (3)                             1,100               1,100
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds
    (Howard Hughes Medical Institute Issue), Series 2003-C, 0.98% 2038 (3)                    1,000               1,000
Regional Airport Authority of Louisville and Jefferson County, Kentucky,
    Special Facs. Rev. Bonds 1999 Series A (UPS Worldwide Forwarding, Inc.
    Project), AMT, 0.97% 2029 (3)                                                             3,200               3,200
Lower Neches Valley Auth., Texas, Industrial Dev. Corp., Exempt Facs. Ref. Rev.
    Bonds (ExxonMobil Project), Series 2001, AMT, 0.98% 2029 (3)                              3,800               3,800
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 1998-A, 0.93% 2016 (3)                18,900              18,900
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds
    (Wheelabrator Millbury Inc. Project), Series 2002, AMT, 1.05% 2027 (3)                    2,000               2,000
Massachusetts Bay Transportation Auth., General Transportation System Bonds,
    Variable Rate Demand Obligations, Series 2000, 0.93% 2030 (3)                             7,400               7,400
Massachusetts Water Resources Auth., Multi-Modal Subordinated G.O. Rev. Ref.
    Bonds, Series 2000-C, FGIC insured, 0.95% 2037 (3)                                        6,850               6,850
Board of Trustees of Michigan State University, General Rev. Bonds, Series
    2002-A, 1.00% 2032 (3)                                                                    1,000               1,000
State of Mississippi, ChevronTexaco Corp., 1.00% 2016 (3)                                     1,900               1,900
The Curators of the University of Missouri Systems Facs.: (3)
 Demand Rev. Bonds, Series 2002-A, 1.00% 2032                                                 2,500               2,500
 Rev. Bonds, Series 2000-B, 1.00% 2030                                                        2,600               2,600
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable Rate
    Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002,
    1.00% 2032 (3)                                                                            2,650               2,650
State of New York, Housing Fin. Agcy., Saville Housing Rev. Bonds, Series
    2002-A, AMT, 0.94% 2035 (3)                                                               3,700               3,700
State of Ohio Solid Waste Rev. Ref. Bonds, Series 2002 (BP Products North
    America Inc. Project - BP p.l.c., Guarantor), AMT, 1.04% 2034 (3)                         2,200               2,200
County of Riverside, California, Cert. of Part. ACES (Riverside County Public
    Facs. Project), Series 1985-B, 0.92% 2015 (3)                                             3,900               3,900
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref.
    Bonds (Pacificorp Project), Series 1988-B, 1.03% 2014 (3)                                 6,500               6,500
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co.
    Project), Series 1993A, 0.93% 2033 (3)                                                    1,600               1,600
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties
    G.O. Ref. Bonds of 2003, Maryland, 0.97% 2023 (3)                                         5,000               5,000
State of Wyoming, ChevronTexaco Corp., 1.00% 2020 (3)                                         1,000               1,000




                                                                                                                 98,035


TOTAL INVESTMENT SECURITIES (cost: $1,194,383,000)                                                            1,235,152
Other assets less liabilities                                                                                     6,932

NET ASSETS                                                                                                   $1,242,084

* Amount less than one thousand.
(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Issuer not making scheduled interest payments;
    bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions setting in the future.

See Notes to Financial Statements

KEY TO ABBREVIATIONS

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                  unaudited
at January 31, 2004                          (dollars and shares in thousands,
                                                     except per-share amounts)

ASSETS:
 Investment securities at market (cost $1,194,383):                                                                $ 1,235,152
 Cash                                                                                                                       22
 Receivables for:
  Sales of fund's shares                                                                         $ 5,843
  Interest                                                                                        15,965                21,808
                                                                                                                     1,256,982
LIABILITIES:
 Payables for:
  Purchases of investments                                                                        10,742
  Repurchases of fund's shares                                                                     1,812
  Dividends on fund's shares                                                                       1,455
  Investment advisory services                                                                       383
  Services provided by affiliates                                                                    457
  Deferred Directors' compensation                                                                    43
  Other fees and expenses                                                                              6                14,898
NET ASSETS AT JANUARY 31, 2004                                                                                      $1,242,084

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                         $1,229,766
 Undistributed net investment income                                                                                     1,595
 Accumulated net realized loss                                                                                         (30,047)
 Net unrealized appreciation                                                                                            40,770
NET ASSETS AT JANUARY 31, 2004                                                                                      $1,242,084

TOTAL AUTHORIZED CAPITAL STOCK - 200,000 SHARES, $.001 PAR VALUE

                                                                                                                     NET ASSET
                                                                         NET ASSETS    SHARES OUTSTANDING   VALUE PER SHARE(1)

Class A                                                                  $1,063,414            68,923                $15.43
Class B                                                                      57,906             3,753                 15.43
Class C                                                                      67,160             4,353                 15.43
Class F                                                                      34,202             2,217                 15.43
Class R-5                                                                    19,402             1,257                 15.43
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.03.


See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended January 31, 2004               (dollars in thousands)



INVESTMENT INCOME:
 Income:
  Interest                                                                                                             $ 31,615

 Fees and expenses:
  Investment advisory services                                                                    $ 2,189
  Distribution services                                                                             2,125
  Transfer agent services                                                                             153
  Administrative services                                                                              82
  Reports to shareholders                                                                              70
  Registration statement and prospectus                                                                86
  Postage, stationery and supplies                                                                     22
  Directors' compensation                                                                              14
  Auditing and legal                                                                                   41
  Custodian                                                                                            11
  Total expenses before reimbursement                                                               4,793
   Reimbursement of expenses                                                                           18                 4,775
 Net investment income                                                                                                   26,840

NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized loss on investments                                                                                       (14,032)
 Net unrealized appreciation on investments                                                                              48,281
  Net realized loss and unrealized appreciation on investments                                                           34,249
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                    $61,089



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS
                                                        (dollars in thousands)

                                                                                      Six months             Year ended
                                                                                ended January 31,              July 31,
                                                                                            2004*                  2003
OPERATIONS:
 Net investment income                                                                    $26,840               $49,755
 Net realized (loss) on investments                                                       (14,032)               (9,668)
 Net unrealized appreciation (depreciation) on investments                                 48,281               (13,182)
  Net increase in net assets resulting from operations                                     61,089                26,905

DIVIDENDS PAID OR ACCRUED TO SHAREHOLDERS FROM
 NET INVESTMENT INCOME                                                                    (26,603)              (48,783)

CAPITAL SHARE TRANSACTIONS                                                                106,490               224,380

TOTAL INCREASE IN NET ASSETS                                                              140,976               202,502

NET ASSETS:
 Beginning of period                                                                    1,101,108               898,606
 End of period (including undistributed net investment
  income: $1,595 and $1,358, respectively)                                             $1,242,084            $1,101,108

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
        Class A             Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.


DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of January 31, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2004, the cost of investment securities for federal income tax purposes was $1,193,863,000.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                     (dollars in thousands)
Undistributed net investment income
                                                                                     $1,488
Accumulated short-term capital losses
                                                                                    (6,708)
Accumulated long-term capital losses                                               (22,875)
Gross unrealized appreciation on investment securities
                                                                                     54,367
Gross unrealized depreciation on investment securities                             (12,078)

Short-term and long-term capital loss deferrals above include a capital loss carryforward of $402,000, $6,123,000 and $385,000 expiring in 2011, 2009 and
2008, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated short-term and long-term capital losses above are capital losses of $9,105,000 that were realized during the period November 1, 2002 through July 31, 2003.


Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):


Share class                Six months ended January 31, 2004      Year ended July 31, 2003
Class A                                             $ 23,293                      $ 44,071
Class B                                                1,080                         1,821
Class C                                                1,146                         1,690
Class F                                                  648                           815
Class R-5                                                436                           386
Total                                               $ 26,603                      $ 48,783


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. The Board of Directors approved an amended agreement effective November 1, 2003, continuing the series of rates to include an additional annual rate of 0.18% on daily net assets exceeding $1 billion. During the six months ended January 31, 2004, CRMC voluntarily reduced the investment advisory services to the rates based on daily net assets provided by the amended agreement. As a result, for the six months ended January 31, 2004, the fee shown on the accompanying financial statements of $2,189,000, which was equivalent to an annualized rate of 0.374%, was voluntarily reduced by $18,000 to $2,171,000 or 0.371% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2004, unreimbursed expenses subject to reimbursement totaled $302,000 for Class A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

          Expenses under the agreements described above for the six months ended January 31, 2004, were as follows (dollars in thousands):

         ------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent           Administrative services
                            services         services
         ------------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent
                                                             administrative        services
                                                                services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class A         $1,512            $143          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class B           275               10          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class C           302           Included             $45                 $3
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class F            36           Included              22                  3
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included               9                  -*
                                                in
                                          administrative
                                             services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
              Total          $2,125            $153               $76                 $6
         -----------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $8,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


SHARE CLASS                                          SALES(1)                   REINVESTMENTS OF DIVIDENDS
                                               AMOUNT         SHARES             AMOUNT             SHARES
SIX MONTHS ENDED JANUARY 31, 2004
Class A                                     $ 171,657         11,271           $ 16,261              1,066
Class B                                         7,227            475                762                 50
Class C                                        17,847          1,171                777                 51
Class F                                        18,370          1,207                455                 30
Class R-5                                       6,738            444                146                  9
Total net increase
   (decrease)                               $ 221,839         14,568           $ 18,401              1,206

Year ended July 31, 2003
Class A                                     $ 369,829         24,296           $ 29,560              1,945
Class B                                        28,449          1,867              1,193                 78
Class C                                        35,890          2,355              1,149                 76
Class F                                        25,956          1,702                581                 38
Class R-5                                      10,033            665                110                  7
Total net increase
   (decrease)                               $ 470,157         30,885           $ 32,593              2,144



SHARE CLASS                                       REPURCHASES(1)                       NET INCREASE
                                              AMOUNT          SHARES              AMOUNT           SHARES
SIX MONTHS ENDED JANUARY 31, 2004
Class A                                   $ (109,301)         (7,191)           $ 78,617            5,146
Class B                                       (4,401)           (290)              3,588              235
Class C                                       (8,949)           (589)              9,675              633
Class F                                       (9,201)           (605)              9,624              632
Class R-5                                     (1,898)           (123)              4,986              330
Total net increase
   (decrease)                             $ (133,750)         (8,798)          $ 106,490            6,976

Year ended July 31, 2003
Class A                                   $ (247,758)        (16,309)          $ 151,631            9,932
Class B                                       (6,970)           (458)             22,672            1,487
Class C                                       (8,619)           (566)             28,420            1,865
Class F                                      (14,834)           (971)             11,703              769
Class R-5                                       (189)            (12)              9,954              660
Total net increase
   (decrease)                             $ (278,370)        (18,316)          $ 224,380           14,713


(1) Includes exchanges between share classes of the fund.

5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of January 31, 2004, the total value of restricted securities was $16,642,000, which represented 1.34% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $149,477,000 and $40,281,000, respectively, during the six months ended January 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2004, the custodian fee of $11,000 included $1,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                   Income from investment operations(3)
                                                                                                       Net
                                                             Net asset                        gains(losses)
                                                                value,              Net      on securities      Total from
                                                             beginning       investment     (both realized      investment
                                                             of period           income     and unrealized)     operations
CLASS A:
 Six months ended 1/31/2004 (2)                                 $14.98             $.36               $.45            $.81
 Year ended 7/31/2003                                            15.28              .77               (.31)            .46
 Year ended 7/31/2002                                            15.35              .84               (.08)            .76
 Year ended 7/31/2001                                            14.87              .83                .48            1.31
 Year ended 7/31/2000                                            15.49              .82               (.58)            .24
 Year ended 7/31/1999                                            16.12              .81               (.54)            .27
CLASS B:
 Six months ended 1/31/2004 (2)                                  14.98              .30                .45             .75
 Year ended 7/31/2003                                            15.28              .66               (.31)            .35
 Year ended 7/31/2002                                            15.35              .73               (.08)            .65
 Year ended 7/31/2001                                            14.87              .71                .50            1.21
 Period from 3/15/2000 to 7/31/2000                              14.79              .23                .14             .37
CLASS C:
 Six months ended 1/31/2004 (2)                                  14.98              .29                .45             .74
 Year ended 7/31/2003                                            15.28              .64               (.31)            .33
 Year ended 7/31/2002                                            15.35              .71               (.08)            .63
 Period from 3/15/2001 to 7/31/2001                              15.11              .25                .25             .50
CLASS F:
 Six months ended 1/31/2004 (2)                                  14.98              .35                .45             .80
 Year ended 7/31/2003                                            15.28              .76               (.31)            .45
 Year ended 7/31/2002                                            15.35              .82               (.08)            .74
 Period from 3/19/2001 to 7/31/2001                              15.12              .26                .25             .51
CLASS R-5:
 Six months ended 1/31/2004 (2)                                  14.98              .37                .45             .82
 Year ended 7/31/2003                                            15.28              .80               (.31)            .49
 Period from 7/15/2002 to 7/31/2002                              15.30              .03               (.02)            .01



                                                                       Dividends and distributions

                                                             Dividends
                                                             (from net     Distributions            Total         Net asset
                                                            investment     (from capital    dividends and        value, end
                                                                income)            gains)   distributions         of period
CLASS A:
 Six months ended 1/31/2004                                      $(.36)               $-            $(.36)          $15.43
 Year ended 7/31/2003                                             (.76)                -             (.76)           14.98
 Year ended 7/31/2002                                             (.83)                -             (.83)           15.28
 Year ended 7/31/2001                                             (.83)                -             (.83)           15.35
 Year ended 7/31/2000                                             (.83)             (.03)            (.86)           14.87
 Year ended 7/31/1999                                             (.82)             (.08)            (.90)           15.49
CLASS B:
 Six months ended 1/31/2004                                       (.30)                -             (.30)           15.43
 Year ended 7/31/2003                                             (.65)                -             (.65)           14.98
 Year ended 7/31/2002                                             (.72)                -             (.72)           15.28
 Year ended 7/31/2001                                             (.73)                -             (.73)           15.35
 Period from 3/15/2000 to 7/31/2000                               (.29)                -             (.29)           14.87
CLASS C:
 Six months ended 1/31/2004                                       (.29)                -             (.29)           15.43
 Year ended 7/31/2003                                             (.63)                -             (.63)           14.98
 Year ended 7/31/2002                                             (.70)                -             (.70)           15.28
 Period from 3/15/2001 to 7/31/2001                               (.26)                -             (.26)           15.35
CLASS F:
 Six months ended 1/31/2004                                       (.35)                -             (.35)           15.43
 Year ended 7/31/2003                                             (.75)                -             (.75)           14.98
 Year ended 7/31/2002                                             (.81)                -             (.81)           15.28
 Period from 3/19/2001 to 7/31/2001                               (.28)                -             (.28)           15.35
CLASS R-5:
 Six months ended 1/31/2004                                       (.37)                -             (.37)           15.43
 Year ended 7/31/2003                                             (.79)                -             (.79)           14.98
 Period from 7/15/2002 to 7/31/2002                               (.03)                -             (.03)           15.28




                                                                                                 Ratio of        Ratio of
                                                                              Net assets,        expenses      net income
                                                                   Total    end of period      to average      to average
                                                                return(4)   (in millions)      net assets      net assets
CLASS A:
 Six months ended 1/31/2004                                        5.42%          $1,064            .74% (5) (6)    4.66% (5)
 Year ended 7/31/2003                                               3.06             955             .77             5.08
 Year ended 7/31/2002                                               5.10             823             .77             5.43
 Year ended 7/31/2001                                               9.14             650             .80             5.50
 Year ended 7/31/2000                                               1.61             550             .80             5.53
 Year ended 7/31/1999                                               1.63             564             .78             5.09
CLASS B:
 Six months ended 1/31/2004                                         5.06              58            1.45 (5) (6)     3.96 (5)
 Year ended 7/31/2003                                               2.34              52            1.47             4.34
 Year ended 7/31/2002                                               4.37              31            1.47             4.68
 Year ended 7/31/2001                                               8.45              11            1.48             4.72
 Period from 3/15/2000 to 7/31/2000                                 3.16               2             .55             1.77
CLASS C:
 Six months ended 1/31/2004                                         4.99              67            1.57 (5) (6)     3.82 (5)
 Year ended 7/31/2003                                               2.21              56            1.59             4.19
 Year ended 7/31/2002                                               4.22              28            1.59             4.53
 Period from 3/15/2001 to 7/31/2001                                 3.34               4             .59             1.75
CLASS F:
 Six months ended 1/31/2004                                         5.37              34             .83 (5) (6)     4.53 (5)
 Year ended 7/31/2003                                               2.96              24             .85             4.91
 Year ended 7/31/2002                                               4.96              13             .88             5.26
 Period from 3/19/2001 to 7/31/2001                                 3.43               1             .35             1.88
CLASS R-5:
 Six months ended 1/31/2004                                         5.54              19             .52 (5) (6)     4.90 (5)
 Year ended 7/31/2003                                               3.29              14             .53             5.19
 Period from 7/15/2002 to 7/31/2002                                  .09               4             .02              .23




                                                               Six months ended
                                                                   January 31,                  Year ended July 31
                                                                     2004(2)       2003       2002       2001       2000      1999

Portfolio turnover rate for all classes of shares                        4%          7%        12%        18%        33%       17%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Annualized.
(6) CRMC voluntarily agreed to pay a portion of the fees relating to investment advisory fees. The expense ratios for all classes were not affected by any payments made by CRMC during the period ended January 31, 2004.

See Notes to Financial Statements


OTHER SHARE CLASS RESULTS

CLASS B, CLASS C AND CLASS F
Returns for periods ended December 31, 2003 (the most recent calendar quarter):

                                                                                               1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                              +0.51%            +5.28%(1)
Not reflecting CDSC                                                                            +5.51%            +5.96%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +4.38%            +5.03%(2)
Not reflecting CDSC                                                                            +5.38%            +5.03%(2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +6.14%            +5.74%(4)

Figures shown on this page are past results and not predictive of future periods. Current and future results may be lower or higher than those shown.
Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 19, 2001, when Class F shares were first sold.

There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.71 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.09 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors.
   Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
>  American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)
   State-specific tax-exempt funds
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-940-0304

Litho in USA DD/INS/8075

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND
FUND, INC.


By
/s/ Mark R. Macdonald
Mark R. Macdonald, President and PEO

Date: April 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By
/s/ Mark R. Macdonald
Mark R. Macdonald, President and PEO

Date: April 8, 2004


By
/s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer

Date: April 8, 2004